Debt - 364-Day Facility (Details) - USD ($)			3 Months Ended		12 Months Ended
	Apr. 25, 2018	Oct. 26, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 12, 2018	Jul. 31, 2017
Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis points			0.10%
$500 Million Credit Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Expiration period		364 days
Credit facility		$ 500,000,000	$ 500,000,000
Renewal notice period		60 days	60 days
Maximum amount of outstanding short-term loans			$ 0	$ 50,000,000	$ 100,000,000
Average daily balance of short-term loans outstanding				$ 26,000,000	$ 23,000,000
Weighted average annual interest rate (as a percent)				2.00%	2.20%
Borrowings outstanding			0		$ 0	$ 0
Line of Credit | $1 Billion Credit Facility
Line of Credit Facility [Line Items]
Credit facility			1,000,000,000		1,000,000,000				$ 1,000,000,000
Maximum amount of outstanding short-term loans			420,000,000	$ 0	260,000,000	401,000,000	$ 404,000,000
Average daily balance of short-term loans outstanding			$ 301,000,000		$ 74,000,000	$ 77,000,000	$ 261,000,000
Weighted average annual interest rate (as a percent)			3.00%		2.80%	2.00%	1.70%
Rice Midstream Partners, LP | Subsequent Event | $850 Million Credit Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Credit facility	$ 850,000,000
Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Basis points		0.10%
Line of Credit | $500 Million Credit Facility | Revolving Credit Facility
Line of Credit Facility [Line Items]
Expiration period			364 days		364 days
Credit facility					$ 0	$ 0
Line of Credit | Subsequent Event | $250 Million EQM Term Loan Facility
Line of Credit Facility [Line Items]
Expiration period	364 days
Credit facility	$ 2,500,000,000.0
Borrowings outstanding								$ 1,825,000,000
Capacity available for general partnership purposes								375,000,000
Capacity available for the closing of the Mergers								$ 300,000,000